Cat Financial Financing Activities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finance Receivables
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables
Finance Receivables
Ending balance-recorded investment in finance receivables	$ 24,066	$ 24,061	$ 23,308
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	23,598	23,636	22,795
Finance Receivables | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	468	425	513
Finance Receivables | North America
Finance Receivables
Ending balance-recorded investment in finance receivables	9,462	8,864	8,030
Finance Receivables | North America | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	9,435	8,838	7,971
Finance Receivables | North America | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	27	26	59
Finance Receivables | Europe
Finance Receivables
Ending balance-recorded investment in finance receivables	2,828	3,025	2,740
Finance Receivables | Europe | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,800	2,997	2,702
Finance Receivables | Europe | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	28	28	38
Finance Receivables | Asia Pacific
Finance Receivables
Ending balance-recorded investment in finance receivables	3,002	3,471	3,789
Finance Receivables | Asia Pacific | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,948	3,421	3,753
Finance Receivables | Asia Pacific | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	54	50	36
Finance Receivables | Mining
Finance Receivables
Ending balance-recorded investment in finance receivables	2,123	2,144	1,974
Finance Receivables | Mining | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,061	2,121	1,962
Finance Receivables | Mining | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	62	23	12
Finance Receivables | Latin America
Finance Receivables
Ending balance-recorded investment in finance receivables	3,503	3,466	3,603
Finance Receivables | Latin America | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	3,302	3,287	3,455
Finance Receivables | Latin America | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	201	179	148
Finance Receivables | Caterpillar Power Finance
Finance Receivables
Ending balance-recorded investment in finance receivables	3,148	3,091	3,172
Finance Receivables | Caterpillar Power Finance | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	3,052	2,972	2,952
Finance Receivables | Caterpillar Power Finance | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	96	119	220
Finance Receivables | Customer
Finance Receivables
Ending balance-recorded investment in finance receivables	20,512	20,296	19,424
Finance Receivables | Customer | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	20,044	19,871	18,911
Finance Receivables | Customer | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	468	425	513
Finance Receivables | Customer | North America
Finance Receivables
Ending balance-recorded investment in finance receivables	7,273	6,581	5,967
Finance Receivables | Customer | North America | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	7,246	6,555	5,908
Finance Receivables | Customer | North America | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	27	26	59
Finance Receivables | Customer | Europe
Finance Receivables
Ending balance-recorded investment in finance receivables	2,675	2,875	2,555
Finance Receivables | Customer | Europe | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,647	2,847	2,517
Finance Receivables | Customer | Europe | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	28	28	38
Finance Receivables | Customer | Asia Pacific
Finance Receivables
Ending balance-recorded investment in finance receivables	2,436	2,888	3,038
Finance Receivables | Customer | Asia Pacific | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,382	2,838	3,002
Finance Receivables | Customer | Asia Pacific | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	54	50	36
Finance Receivables | Customer | Mining
Finance Receivables
Ending balance-recorded investment in finance receivables	2,123	2,143	1,973
Finance Receivables | Customer | Mining | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,061	2,120	1,961
Finance Receivables | Customer | Mining | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	62	23	12
Finance Receivables | Customer | Latin America
Finance Receivables
Ending balance-recorded investment in finance receivables	2,857	2,718	2,719
Finance Receivables | Customer | Latin America | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,656	2,539	2,571
Finance Receivables | Customer | Latin America | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	201	179	148
Finance Receivables | Customer | Caterpillar Power Finance
Finance Receivables
Ending balance-recorded investment in finance receivables	3,148	3,091	3,172
Finance Receivables | Customer | Caterpillar Power Finance | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	3,052	2,972	2,952
Finance Receivables | Customer | Caterpillar Power Finance | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	96	119	220
Finance Receivables | Dealer
Finance Receivables
Ending balance-recorded investment in finance receivables	3,554	3,765	3,884
Finance Receivables | Dealer | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	3,554	3,765	3,884
Finance Receivables | Dealer | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | North America
Finance Receivables
Ending balance-recorded investment in finance receivables	2,189	2,283	2,063
Finance Receivables | Dealer | North America | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	2,189	2,283	2,063
Finance Receivables | Dealer | North America | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Europe
Finance Receivables
Ending balance-recorded investment in finance receivables	153	150	185
Finance Receivables | Dealer | Europe | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	153	150	185
Finance Receivables | Dealer | Europe | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Asia Pacific
Finance Receivables
Ending balance-recorded investment in finance receivables	566	583	751
Finance Receivables | Dealer | Asia Pacific | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	566	583	751
Finance Receivables | Dealer | Asia Pacific | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Mining
Finance Receivables
Ending balance-recorded investment in finance receivables	0	1	1
Finance Receivables | Dealer | Mining | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	1	1
Finance Receivables | Dealer | Mining | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Latin America
Finance Receivables
Ending balance-recorded investment in finance receivables	646	748	884
Finance Receivables | Dealer | Latin America | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	646	748	884
Finance Receivables | Dealer | Latin America | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Caterpillar Power Finance
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Caterpillar Power Finance | Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Caterpillar Power Finance | Non-Performing
Finance Receivables
Ending balance-recorded investment in finance receivables	$ 0	$ 0	$ 0